PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
September 30, 2022 (Unaudited)

Shares				Value

	COMMON STOCKS - 100.08%			$ 248,849,411
	(Cost $244,831,319)

	AUTOMOBILE MANUFACTURERS - 10.48%			26,054,034
10	BYD Company - ADR			492
10	Li Auto, Inc. - ADR *			230
10	NIO, Inc. - ADR *			158
10	Polestar Automotive - Class A - ADR *			51
189,330	Rivian Automotive, Inc. (Class A) *			6,230,850
74,730	Tesla, Inc. *			19,822,133
10	XPeng, Inc. - ADR *			120

	BANKS - 0.00%			2,263
10	Signature Bank			1,510
10	Silvergate Capital Corporation (Class A) *			753

	BEVERAGES - 2.01%			4,995,561
55,090	Celsius Holdings, Inc. *			4,995,561

	BUSINESS SOFTWARE & SERVICES - 55.19%			137,243,743
10	Adobe, Inc. *			2,752
35,730	Atlassian Corporation PLC (Class A) (United Kingdom) *			7,524,381
101,180	Bill.com Holdings, Inc. *			13,393,197
10	Cadence Design Systems, Inc. *			1,634
312,430	Cloudflare, Inc. (Class A) *			17,280,503
186,330	Datadog, Inc. (Class A) *			16,542,377
210,410	DigitalOcean Holdings, Inc. *			7,610,530
10	Digital Turbine, Inc. *			144
10	Domo, Inc. (Class B) *			180
96,360	GitLab Inc. (Class A) *			4,935,559
27,260	HubSpot, Inc. *			7,363,471
10	Intuit, Inc.			3,873
10	Microsoft Corp.			2,329
49,560	monday.com Ltd. (Israel) *			5,617,130
60,820	MongoDB, Inc. (Class A) *			12,076,419
10	Palantir Technologies Inc. (Class A) *			81
10	Paychex, Inc.			1,122
10	Paycom Software, Inc. *			3,300
10	Paylocity Holding Corporation *			2,416
10	ServiceNow, Inc. *			3,776
106,650	Snowflake Inc. (Class A) *			18,126,234
281,060	The Trade Desk, Inc. (Class A) *			16,793,335
10	Twilio Inc. (Class A) *			691
10	Unity Software Inc. *			319
239,030	ZoomInfo Technologies Inc. *			9,957,990

	CHINA INTERNET SERVICES - 0.00%			800
10	Alibaba Group Holding Ltd. - ADR			800

	COMMUNICATION EQUIPMENT - 0.00%			1,129
10	Arista Networks, Inc. *			1,129

	COMMUNICATION SERVICES - 0.00%			736
10	Zoom Video Communications, Inc. (Class A) *			736

	CONSUMER ELECTRONICS - 0.00%			1,382
10	Apple, Inc.			1,382

	CYBERSECURITY EQUIPMENT & SERVICES - 9.48%			23,574,675
73,600	CrowdStrike Holdings, Inc. (Class A) *			12,130,016
10	Cyberark Software LTD (Israel)			1,499
50	Fortinet, Inc. *			2,456
10	Okta, Inc. (Class A) *			569
30	Palo Alto Networks, Inc. *			4,914
69,570	Zscaler, Inc. *			11,435,221

	DATA STORAGE - 0.00%			274
10	Pure Storage, Inc. (Class A) *			274

	ENTERTAINMENT - 3.51%			8,738,345
243,760	Roblox Corporation (Class A) *			8,736,358
10	Roku, Inc. (Class A) *			564
10	Sea Limited (Singapore) *			560
10	Spotify Technology S.A. (Luxembourg) *			863

	HEALTHCARE - 0.00%			555
10	Doximity, Inc. (Class A) *			302
10	Teladoc Health, Inc. *			253

	INTERNET SERVICES - 11.61%			28,869,958
10	Airbnb, Inc. (Class A) *			1,050
200	Alphabet, Inc. (Class A) *			19,130
105,090	Amazon.com, Inc. *			11,875,170
10	Carvana Co. (Class A) *			203
10	Chewy, Inc. (Class A) *			307
10	Coinbase Global, Inc. (Class A) *			645
10	DoorDash, Inc. (Class A) *			494
10	Etsy, Inc. *			1,001
14,680	MercadoLibre, Inc. * (Argentina)			12,151,810
10	Opendoor Technologies, Inc. *			31
178,900	Shopify Inc. (Class A) * (Canada)			4,819,566
10	Uber Technologies, Inc. *			265
10	Zillow Group, Inc. (Class C) *			286

	INTERNET SOCIAL MEDIA - 0.00%			1,688
10	Meta Platforms, Inc. (Class A) *			1,357
10	Pinterest, Inc. (Class A) *			233
10	Snap, Inc. (Class A) *			98

	IT FINANCIAL SERVICES - 1.97%			4,891,310
10	Affirm Holdings, Inc. (Class A) *			188
88,930	Block, Inc. (Class A) *			4,890,261
10	PayPal Holdings, Inc. *			861

	SEMICONDUCTOR - 0.00%			10,752
10	Advanced Micro Devices, Inc. *			634
10	Ambarella, Inc. *			562
10	Broadcom, Inc.			4,440
10	Marvell Technology, Inc.			429
10	NVIDIA Corp.			1,214
10	ON Semiconductor Corporation *			623
10	Qualcomm, Inc.			1,130
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			686
10	Wolfspeed, Inc. *			1,034

	SEMICONDUCTOR EQUIPMENT - 0.01%			12,410
10	Applied Materials, Inc.			819
10	ASML Holding N.V. - ADR			4,154
10	KLA Corporation			3,026
10	Lam Research Corp.			3,660
10	Teradyne, Inc.			751

	SOLAR ENERGY - 0.00%			2,775
10	Enphase Energy, Inc. *			2,775

	SPECIALTY INDISTRIAL MACHINERY - 2.3%			5,722,747
215,060	Kornit Digital Ltd. (Israel) *			5,722,747

	SPORTS ENTERTAINMENT & GAMING - 3.52%			8,724,274
576,240	DraftKings Inc. (Class A) *			8,724,274

	EXCHANGE TRADED FUNDS - 0.00%			4,524
	(Cost $2,128)
10	Invesco QQQ ETF			2,673
10	VanEck Semiconductor ETF			1,851

	TOTAL INVESTMENT SECURITIES - 100.08%			248,853,935
	(Cost $244,833,447)

	Liabilities in Excess of Other Assets - -0.08%			(195,336)

	NET ASSETS - 100.00%			$ 248,658,599
	Equivalent to $15.52 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at September 30, 2022, was $244,833,447. At September 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: **

		Unrealized Appreciation		$ 15,440,177
		Unrealized Depreciation		(11,419,689)
		Unrealized Appreciation		$ 4,020,488

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

Equity Securities (including common stock and exchange traded funds). Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at its last sales price, the security is categorized as a Level 1 security (described below), and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a Level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued pursuant to the Fair Value Pricing. The Trust’s Valuation Committee consists of the Trust’s independent trustees, and the Fund portfolio manager as a nonvoting member.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 248,849,411	$ -	$ -	$ 248,849,411
Exchange Traded Funds	4,524	-	-	4,524
Total Investment Securities	$ 248,853,935	$ -	$ -	$ 248,853,935

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.